EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares		Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	$ (11,598)	¥ (80,525)	¥ 176,347	[1]	¥ 68,317	[1]
Allocation of net income attributable to Series A Preferred Shareholders | ¥					(1,889)
Allocation of net income attributable to Series B Preferred Shareholders | ¥					(2,259)
Allocation of net income (loss) attributable to ordinary shareholders | ¥			¥ 176,347		¥ 64,169
Denominator:
Denominator used for earnings (losses) per share			1,372,863,321		1,210,501,020
Earnings (Losses) per share-basic | ¥ / shares			¥ 0.1285		¥ 0.0530
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders | ¥			¥ 176,347		¥ 64,169
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series A Preferred Shares to ordinary shares | ¥					1,889
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series B Preferred Shares to ordinary shares | ¥					2,259
Net income (loss) attributable to ordinary shareholders | ¥			¥ 176,347		¥ 68,317
Denominator:
Denominator used for earnings (losses) per share			1,372,863,321		1,210,501,020
Conversion of Series A Preferred Shares to ordinary shares					35,632,943
Conversion of Series B Preferred Shares to ordinary shares					42,621,733
Dilutive effect of Restricted Shares			21,284,316		43,813,545
Dilutive effect of restricted shares with an option feature			32,663,302		9,163,216
Denominator used for earnings (losses) per share			1,426,810,939		1,341,732,457
Earnings (Losses) per share-diluted | ¥ / shares			¥ 0.1236		¥ 0.0509
Class A Ordinary shares
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	(3,084)	(21,414)
Allocation of net income (loss) attributable to ordinary shareholders	$ (3,084)	¥ (21,414)
Denominator:
Denominator used for earnings (losses) per share	368,910,885	368,910,885	314,229,617	[1]	124,564,984	[1]
Earnings (Losses) per share-basic | (per share)	$ (0.0084)	¥ (0.0580)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders	$ (3,084)	¥ (21,414)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	(8,514)	(59,111)
Net income (loss) attributable to ordinary shareholders	$ (11,598)	¥ (80,525)
Denominator:
Denominator used for earnings (losses) per share	368,910,885	368,910,885	314,229,617	[1]	124,564,984	[1]
Conversion of Class B into Class A ordinary shares	1,018,343,666	1,018,343,666
Denominator used for earnings (losses) per share	1,387,254,551	1,387,254,551	1,426,810,939	[1]	1,341,732,457	[1]
Earnings (Losses) per share-diluted | (per share)	$ (0.0084)	¥ (0.0580)
Class B Ordinary shares
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	$ (8,514)	¥ (59,111)
Allocation of net income (loss) attributable to ordinary shareholders	$ (8,514)	¥ (59,111)
Denominator:
Denominator used for earnings (losses) per share	1,018,343,666	1,018,343,666	1,058,633,704	[1]	1,085,936,036	[1]
Earnings (Losses) per share-basic | (per share)	$ (0.0084)	¥ (0.0580)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders	$ (8,514)	¥ (59,111)
Net income (loss) attributable to ordinary shareholders	$ (8,514)	¥ (59,111)
Denominator:
Denominator used for earnings (losses) per share	1,018,343,666	1,018,343,666	1,058,633,704	[1]	1,085,936,036	[1]
Denominator used for earnings (losses) per share	1,018,343,666	1,018,343,666	1,079,059,263	[1]	1,208,004,257	[1]
Earnings (Losses) per share-diluted | (per share)	$ (0.0084)	¥ (0.0580)
ADS
Denominator:
Denominator used for earnings (losses) per share	36,891,088	36,891,088	137,286,332		121,050,102
Earnings (Losses) per share-basic | (per share)	$ (0.0836)	¥ (0.5805)	¥ 1.2845		¥ 0.5301
Denominator:
Denominator used for earnings (losses) per share	36,891,088	36,891,088	137,286,332		121,050,102
Denominator used for earnings (losses) per share	138,725,455	138,725,455	142,681,094		134,173,246
Earnings (Losses) per share-diluted | (per share)	$ (0.0836)	¥ (0.5805)	¥ 1.2360		¥ 0.5092

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)